Material Accounting Policies (Details)	12 Months Ended
Jan. 31, 2025
Blife Therapeutics Inc. [Member]
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	Canada
BetterLife Pharma US Inc. [Member]
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	U.S.A.
MedMelior Inc. [Member]
Statement [Line Items]
% of ownership	91.00%
Jurisdiction	Canada
BetterLife Pharma Inc. [Member]
Statement [Line Items]
% of ownership	Parent
Jurisdiction	Canada
Altum Pharma (Australia) Pty Ltd. [Member]
Statement [Line Items]
% of ownership	91.00%
Jurisdiction	Australia
Altum Pharmaceuticals (HK) Limited [Member]
Statement [Line Items]
% of ownership	91.00%
Jurisdiction	Hong Kong